Management of financial risk - Movements in the impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management of financial risk
Beginning of the year	¥ (59,852)
End of the year	(57,379)	¥ (59,852)
Loans and advances to customers.
Management of financial risk
Beginning of the year	(11,528)	(1,962)	¥ (712)
Additions of impairment loss, net	(13,344)	(10,616)	(1,250)
Write-off	12,811	1,050
End of the year	(12,061)	(11,528)	(1,962)
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Management of financial risk
Beginning of the year		(190)	(711)
Additions of impairment loss, net		¥ 190	(1,170)
Recovery of amounts written off previously	(61)
Write-off			1,691
End of the year	¥ (61)		¥ (190)